ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE

($ thousands)	December 31, 2016	December 31, 2015
Accrued payables	$104,816	$167,253
Accounts payable - trade	79,718	72,697
Total accounts payable	$184,534	$239,950